SEGMENT INFORMATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Number of reportable segments	2
SEGMENT INFORMATION
Net revenues	$ 82,954	$ 147,947	$ 154,827
Game [Member]
SEGMENT INFORMATION
Net revenues	37,101	85,473	89,455
Game [Member] | Overseas game entities [Member]
SEGMENT INFORMATION
Net revenues	$ 4,480	$ 2,368	$ 2,004